Shareholder Report	5 Months Ended	12 Months Ended
	Jul. 01, 2024	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Natixis Funds Trust IV
Entity Central Index Key		0001095726
Entity Investment Company Type		N-1A
Document Period End Date		Jan. 31, 2025
C000021867
Shareholder Report [Line Items]
Fund Name		AEW Global Focused Real Estate Fund
Class Name		Class A
Trading Symbol		NRFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$119	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$9,425	$10,000	$10,000
02/2015	$9,073	$10,586	$9,939
03/2015	$9,286	$10,420	$9,910
04/2015	$8,751	$10,665	$9,754
05/2015	$8,745	$10,701	$9,611
06/2015	$8,354	$10,452	$9,226
07/2015	$8,845	$10,640	$9,542
08/2015	$8,312	$9,936	$8,974
09/2015	$8,556	$9,570	$9,076
10/2015	$9,081	$10,328	$9,593
11/2015	$9,066	$10,276	$9,380
12/2015	$9,238	$10,096	$9,456
01/2016	$8,839	$9,492	$9,051
02/2016	$8,845	$9,421	$9,089
03/2016	$9,729	$10,061	$9,951
04/2016	$9,445	$10,220	$9,941
05/2016	$9,618	$10,277	$9,936
06/2016	$10,180	$10,162	$10,295
07/2016	$10,584	$10,591	$10,811
08/2016	$10,197	$10,600	$10,529
09/2016	$10,052	$10,656	$10,424
10/2016	$9,506	$10,450	$9,831
11/2016	$9,332	$10,600	$9,562
12/2016	$9,771	$10,854	$9,841
01/2017	$9,679	$11,116	$9,894
02/2017	$10,034	$11,424	$10,202
03/2017	$9,751	$11,546	$10,044
04/2017	$9,739	$11,717	$10,153
05/2017	$9,646	$11,965	$10,241
06/2017	$9,915	$12,011	$10,317
07/2017	$10,022	$12,298	$10,504
08/2017	$9,990	$12,316	$10,518
09/2017	$10,007	$12,592	$10,483
10/2017	$9,876	$12,830	$10,432
11/2017	$10,101	$13,108	$10,722
12/2017	$10,122	$13,285	$10,860
01/2018	$9,726	$13,987	$10,859
02/2018	$8,995	$13,407	$10,131
03/2018	$9,312	$13,115	$10,368
04/2018	$9,409	$13,266	$10,572
05/2018	$9,774	$13,349	$10,746
06/2018	$10,222	$13,343	$10,899
07/2018	$10,271	$13,759	$10,991
08/2018	$10,582	$13,930	$11,095
09/2018	$10,279	$14,007	$10,867
10/2018	$10,029	$12,979	$10,463
11/2018	$10,543	$13,126	$10,852
12/2018	$9,648	$12,128	$10,248
01/2019	$10,694	$13,072	$11,362
02/2019	$10,767	$13,465	$11,345
03/2019	$11,107	$13,642	$11,744
04/2019	$11,107	$14,125	$11,589
05/2019	$11,107	$13,310	$11,555
06/2019	$11,153	$14,187	$11,736
07/2019	$11,168	$14,258	$11,776
08/2019	$11,458	$13,966	$11,997
09/2019	$11,707	$14,263	$12,279
10/2019	$12,028	$14,626	$12,586
11/2019	$11,887	$15,034	$12,432
12/2019	$11,951	$15,484	$12,494
01/2020	$12,104	$15,390	$12,599
02/2020	$11,228	$14,089	$11,560
03/2020	$9,041	$12,224	$8,929
04/2020	$9,415	$13,560	$9,560
05/2020	$9,641	$14,215	$9,582
06/2020	$9,820	$14,591	$9,828
07/2020	$10,238	$15,289	$10,101
08/2020	$10,465	$16,310	$10,356
09/2020	$10,206	$15,748	$10,034
10/2020	$9,891	$15,265	$9,700
11/2020	$10,871	$17,216	$10,980
12/2020	$11,260	$17,946	$11,364
01/2021	$11,022	$17,768	$11,272
02/2021	$11,543	$18,223	$11,690
03/2021	$11,890	$18,829	$12,023
04/2021	$12,679	$19,706	$12,795
05/2021	$12,921	$19,990	$13,024
06/2021	$13,105	$20,288	$13,126
07/2021	$13,545	$20,651	$13,629
08/2021	$13,734	$21,165	$13,808
09/2021	$13,025	$20,286	$13,007
10/2021	$13,952	$21,435	$13,785
11/2021	$13,574	$20,965	$13,476
12/2021	$14,403	$21,862	$14,330
01/2022	$13,601	$20,705	$13,506
02/2022	$13,330	$20,181	$13,173
03/2022	$13,895	$20,735	$13,764
04/2022	$13,170	$19,013	$13,010
05/2022	$12,350	$19,027	$12,444
06/2022	$11,243	$17,379	$11,362
07/2022	$12,142	$18,759	$12,267
08/2022	$11,347	$17,974	$11,471
09/2022	$9,992	$16,303	$10,046
10/2022	$10,211	$17,474	$10,346
11/2022	$10,999	$18,689	$11,043
12/2022	$10,674	$17,896	$10,734
01/2023	$11,675	$19,162	$11,699
02/2023	$11,150	$18,701	$11,182
03/2023	$10,867	$19,279	$10,818
04/2023	$11,166	$19,617	$11,022
05/2023	$10,645	$19,421	$10,529
06/2023	$10,971	$20,596	$10,844
07/2023	$11,320	$21,288	$11,253
08/2023	$10,952	$20,779	$10,876
09/2023	$10,296	$19,883	$10,211
10/2023	$9,916	$19,306	$9,722
11/2023	$11,037	$21,116	$10,755
12/2023	$12,080	$22,152	$11,773
01/2024	$11,533	$22,418	$11,300
02/2024	$11,543	$23,369	$11,232
03/2024	$11,918	$24,120	$11,620
04/2024	$11,221	$23,224	$10,926
05/2024	$11,669	$24,261	$11,298
06/2024	$11,712	$24,754	$11,337
07/2024	$12,431	$25,191	$12,021
08/2024	$13,140	$25,856	$12,774
09/2024	$13,579	$26,330	$13,159
10/2024	$12,936	$25,808	$12,490
11/2024	$13,318	$26,992	$12,788
12/2024	$12,287	$26,288	$11,883
01/2025	$12,419	$27,216	$12,090

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	7.68%	0.52%	2.80%	8.09%
Class A with 5.75% MSCFootnote Reference1	1.49%	(0.67%)	2.19%	7.82%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%

Performance Inception Date		Jul. 18, 2005
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 35,153,517
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

C000021869
Shareholder Report [Line Items]
Fund Name		AEW Global Focused Real Estate Fund
Class Name		Class C
Trading Symbol		NRCFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$197	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 197
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$10,000	$10,000	$10,000
02/2015	$9,628	$10,586	$9,939
03/2015	$9,847	$10,420	$9,910
04/2015	$9,270	$10,665	$9,754
05/2015	$9,259	$10,701	$9,611
06/2015	$8,838	$10,452	$9,226
07/2015	$9,352	$10,640	$9,542
08/2015	$8,783	$9,936	$8,974
09/2015	$9,038	$9,570	$9,076
10/2015	$9,581	$10,328	$9,593
11/2015	$9,564	$10,276	$9,380
12/2015	$9,739	$10,096	$9,456
01/2016	$9,313	$9,492	$9,051
02/2016	$9,313	$9,421	$9,089
03/2016	$10,237	$10,061	$9,951
04/2016	$9,927	$10,220	$9,941
05/2016	$10,108	$10,277	$9,936
06/2016	$10,690	$10,162	$10,295
07/2016	$11,114	$10,591	$10,811
08/2016	$10,696	$10,600	$10,529
09/2016	$10,537	$10,656	$10,424
10/2016	$9,960	$10,450	$9,831
11/2016	$9,772	$10,600	$9,562
12/2016	$10,223	$10,854	$9,841
01/2017	$10,121	$11,116	$9,894
02/2017	$10,491	$11,424	$10,202
03/2017	$10,181	$11,546	$10,044
04/2017	$10,162	$11,717	$10,153
05/2017	$10,064	$11,965	$10,241
06/2017	$10,337	$12,011	$10,317
07/2017	$10,441	$12,298	$10,504
08/2017	$10,402	$12,316	$10,518
09/2017	$10,412	$12,592	$10,483
10/2017	$10,276	$12,830	$10,432
11/2017	$10,497	$13,108	$10,722
12/2017	$10,510	$13,285	$10,860
01/2018	$10,100	$13,987	$10,859
02/2018	$9,329	$13,407	$10,131
03/2018	$9,653	$13,115	$10,368
04/2018	$9,753	$13,266	$10,572
05/2018	$10,116	$13,349	$10,746
06/2018	$10,572	$13,343	$10,899
07/2018	$10,615	$13,759	$10,991
08/2018	$10,935	$13,930	$11,095
09/2018	$10,618	$14,007	$10,867
10/2018	$10,347	$12,979	$10,463
11/2018	$10,867	$13,126	$10,852
12/2018	$9,941	$12,128	$10,248
01/2019	$11,012	$13,072	$11,362
02/2019	$11,087	$13,465	$11,345
03/2019	$11,427	$13,642	$11,744
04/2019	$11,419	$14,125	$11,589
05/2019	$11,411	$13,310	$11,555
06/2019	$11,450	$14,187	$11,736
07/2019	$11,465	$14,258	$11,776
08/2019	$11,746	$13,966	$11,997
09/2019	$11,997	$14,263	$12,279
10/2019	$12,316	$14,626	$12,586
11/2019	$12,172	$15,034	$12,432
12/2019	$12,225	$15,484	$12,494
01/2020	$12,372	$15,390	$12,599
02/2020	$11,465	$14,089	$11,560
03/2020	$9,224	$12,224	$8,929
04/2020	$9,603	$13,560	$9,560
05/2020	$9,823	$14,215	$9,582
06/2020	$10,001	$14,591	$9,828
07/2020	$10,425	$15,289	$10,101
08/2020	$10,645	$16,310	$10,356
09/2020	$10,371	$15,748	$10,034
10/2020	$10,053	$15,265	$9,700
11/2020	$11,034	$17,216	$10,980
12/2020	$11,424	$17,946	$11,364
01/2021	$11,175	$17,768	$11,272
02/2021	$11,700	$18,223	$11,690
03/2021	$12,039	$18,829	$12,023
04/2021	$12,823	$19,706	$12,795
05/2021	$13,067	$19,990	$13,024
06/2021	$13,247	$20,288	$13,126
07/2021	$13,680	$20,651	$13,629
08/2021	$13,869	$21,165	$13,808
09/2021	$13,141	$20,286	$13,007
10/2021	$14,070	$21,435	$13,785
11/2021	$13,673	$20,965	$13,476
12/2021	$14,506	$21,862	$14,330
01/2022	$13,686	$20,705	$13,506
02/2022	$13,407	$20,181	$13,173
03/2022	$13,958	$20,735	$13,764
04/2022	$13,225	$19,013	$13,010
05/2022	$12,388	$19,027	$12,444
06/2022	$11,270	$17,379	$11,362
07/2022	$12,165	$18,759	$12,267
08/2022	$11,364	$17,974	$11,471
09/2022	$10,000	$16,303	$10,046
10/2022	$10,217	$17,474	$10,346
11/2022	$10,991	$18,689	$11,043
12/2022	$10,666	$17,896	$10,734
01/2023	$11,648	$19,162	$11,699
02/2023	$11,125	$18,701	$11,182
03/2023	$10,843	$19,279	$10,818
04/2023	$11,141	$19,617	$11,022
05/2023	$10,621	$19,421	$10,529
06/2023	$10,947	$20,596	$10,844
07/2023	$11,294	$21,288	$11,253
08/2023	$10,927	$20,779	$10,876
09/2023	$10,273	$19,883	$10,211
10/2023	$9,893	$19,306	$9,722
11/2023	$11,012	$21,116	$10,755
12/2023	$12,053	$22,152	$11,773
01/2024	$11,507	$22,418	$11,300
02/2024	$11,517	$23,369	$11,232
03/2024	$11,891	$24,120	$11,620
04/2024	$11,196	$23,224	$10,926
05/2024	$11,643	$24,261	$11,298
06/2024	$11,686	$24,754	$11,337
07/2024	$12,403	$25,191	$12,021
08/2024	$13,110	$25,856	$12,774
09/2024	$13,548	$26,330	$13,159
10/2024	$12,907	$25,808	$12,490
11/2024	$13,288	$26,992	$12,788
12/2024	$12,260	$26,288	$11,883
01/2025	$12,391	$27,216	$12,090

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	6.86%	(0.25%)	2.17%	7.83%
Class C with 1.00% CDSCFootnote Reference1	5.86%	(0.25%)	2.17%	7.83%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%

Performance Inception Date		Jul. 18, 2005
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 35,153,517
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

C000128774
Shareholder Report [Line Items]
Fund Name		AEW Global Focused Real Estate Fund
Class Name		Class N
Trading Symbol		NRFNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$88	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$10,000	$10,000	$10,000
02/2015	$9,630	$10,586	$9,939
03/2015	$9,861	$10,420	$9,910
04/2015	$9,296	$10,665	$9,754
05/2015	$9,296	$10,701	$9,611
06/2015	$8,879	$10,452	$9,226
07/2015	$9,402	$10,640	$9,542
08/2015	$8,845	$9,936	$8,974
09/2015	$9,111	$9,570	$9,076
10/2015	$9,666	$10,328	$9,593
11/2015	$9,660	$10,276	$9,380
12/2015	$9,847	$10,096	$9,456
01/2016	$9,421	$9,492	$9,051
02/2016	$9,434	$9,421	$9,089
03/2016	$10,379	$10,061	$9,951
04/2016	$10,071	$10,220	$9,941
05/2016	$10,267	$10,277	$9,936
06/2016	$10,868	$10,162	$10,295
07/2016	$11,307	$10,591	$10,811
08/2016	$10,894	$10,600	$10,529
09/2016	$10,742	$10,656	$10,424
10/2016	$10,162	$10,450	$9,831
11/2016	$9,978	$10,600	$9,562
12/2016	$10,452	$10,854	$9,841
01/2017	$10,355	$11,116	$9,894
02/2017	$10,745	$11,424	$10,202
03/2017	$10,440	$11,546	$10,044
04/2017	$10,426	$11,717	$10,153
05/2017	$10,333	$11,965	$10,241
06/2017	$10,623	$12,011	$10,317
07/2017	$10,737	$12,298	$10,504
08/2017	$10,708	$12,316	$10,518
09/2017	$10,729	$12,592	$10,483
10/2017	$10,593	$12,830	$10,432
11/2017	$10,837	$13,108	$10,722
12/2017	$10,863	$13,285	$10,860
01/2018	$10,446	$13,987	$10,859
02/2018	$9,658	$13,407	$10,131
03/2018	$10,000	$13,115	$10,368
04/2018	$10,112	$13,266	$10,572
05/2018	$10,501	$13,349	$10,746
06/2018	$10,988	$13,343	$10,899
07/2018	$11,044	$13,759	$10,991
08/2018	$11,379	$13,930	$11,095
09/2018	$11,063	$14,007	$10,867
10/2018	$10,790	$12,979	$10,463
11/2018	$11,344	$13,126	$10,852
12/2018	$10,382	$12,128	$10,248
01/2019	$11,513	$13,072	$11,362
02/2019	$11,598	$13,465	$11,345
03/2019	$11,960	$13,642	$11,744
04/2019	$11,968	$14,125	$11,589
05/2019	$11,977	$13,310	$11,555
06/2019	$12,022	$14,187	$11,736
07/2019	$12,040	$14,258	$11,776
08/2019	$12,352	$13,966	$11,997
09/2019	$12,636	$14,263	$12,279
10/2019	$12,984	$14,626	$12,586
11/2019	$12,836	$15,034	$12,432
12/2019	$12,906	$15,484	$12,494
01/2020	$13,066	$15,390	$12,599
02/2020	$12,122	$14,089	$11,560
03/2020	$9,760	$12,224	$8,929
04/2020	$10,172	$13,560	$9,560
05/2020	$10,419	$14,215	$9,582
06/2020	$10,609	$14,591	$9,828
07/2020	$11,064	$15,289	$10,101
08/2020	$11,312	$16,310	$10,356
09/2020	$11,035	$15,748	$10,034
10/2020	$10,703	$15,265	$9,700
11/2020	$11,752	$17,216	$10,980
12/2020	$12,185	$17,946	$11,364
01/2021	$11,933	$17,768	$11,272
02/2021	$12,501	$18,223	$11,690
03/2021	$12,881	$18,829	$12,023
04/2021	$13,726	$19,706	$12,795
05/2021	$13,994	$19,990	$13,024
06/2021	$14,203	$20,288	$13,126
07/2021	$14,675	$20,651	$13,629
08/2021	$14,901	$21,165	$13,808
09/2021	$14,130	$20,286	$13,007
10/2021	$15,142	$21,435	$13,785
11/2021	$14,722	$20,965	$13,476
12/2021	$15,642	$21,862	$14,330
01/2022	$14,768	$20,705	$13,506
02/2022	$14,477	$20,181	$13,173
03/2022	$15,088	$20,735	$13,764
04/2022	$14,306	$19,013	$13,010
05/2022	$13,410	$19,027	$12,444
06/2022	$12,215	$17,379	$11,362
07/2022	$13,196	$18,759	$12,267
08/2022	$12,340	$17,974	$11,471
09/2022	$10,866	$16,303	$10,046
10/2022	$11,107	$17,474	$10,346
11/2022	$11,967	$18,689	$11,043
12/2022	$11,619	$17,896	$10,734
01/2023	$12,702	$19,162	$11,699
02/2023	$12,137	$18,701	$11,182
03/2023	$11,839	$19,279	$10,818
04/2023	$12,167	$19,617	$11,022
05/2023	$11,606	$19,421	$10,529
06/2023	$11,953	$20,596	$10,844
07/2023	$12,340	$21,288	$11,253
08/2023	$11,941	$20,779	$10,876
09/2023	$11,226	$19,883	$10,211
10/2023	$10,812	$19,306	$9,722
11/2023	$12,044	$21,116	$10,755
12/2023	$13,179	$22,152	$11,773
01/2024	$12,597	$22,418	$11,300
02/2024	$12,597	$23,369	$11,232
03/2024	$13,016	$24,120	$11,620
04/2024	$12,263	$23,224	$10,926
05/2024	$12,749	$24,261	$11,298
06/2024	$12,800	$24,754	$11,337
07/2024	$13,592	$25,191	$12,021
08/2024	$14,372	$25,856	$12,774
09/2024	$14,860	$26,330	$13,159
10/2024	$14,160	$25,808	$12,490
11/2024	$14,577	$26,992	$12,788
12/2024	$13,453	$26,288	$11,883
01/2025	$13,603	$27,216	$12,090

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 5/1/13
Class N	7.98%	0.81%	3.12%	4.58%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%

Performance Inception Date		May 01, 2013
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 35,153,517
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

C000021870
Shareholder Report [Line Items]
Fund Name		AEW Global Focused Real Estate Fund
Class Name		Class Y
Trading Symbol		NRFYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$94	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in equity REITs and real estate-related companies. Performance of the Fund's real estate equity securities is influenced by underlying real estate assets, company management, and capital market conditions. Holdings are diversified across property types and regions: North America, Europe, and Asia-Pacific. The investment strategy is built upon our team’s highest conviction names and typically includes 40-50 securities.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower, AvalonBay Communities, and BXP contributed the most to performance.

• Stock selection in the Asia-Pacific and North America regions, more precisely in the United States, Australia, and Japan, positively impacted performance.

• Selection within Health Care, Diversified, and Regional Malls, plus a relative underweight to Diversified, contributed positively.

Top Detractors from Performance

•  Relative overweight positions in Dream Industrial REIT and CareTrust REIT and a relative underweight to Public Storage were the leading detractors from performance.

• Stock selection within Canada detracted from relative performance.

• On a sector basis, stock selection in the Industrial and Data Center sectors detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. During the period, we gradually increased exposure to the United States and Australia with offsets largely impacting Canada and Japan, respectively.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2015	$10,000	$10,000	$10,000
02/2015	$9,629	$10,586	$9,939
03/2015	$9,863	$10,420	$9,910
04/2015	$9,292	$10,665	$9,754
05/2015	$9,286	$10,701	$9,611
06/2015	$8,870	$10,452	$9,226
07/2015	$9,399	$10,640	$9,542
08/2015	$8,835	$9,936	$8,974
09/2015	$9,098	$9,570	$9,076
10/2015	$9,653	$10,328	$9,593
11/2015	$9,641	$10,276	$9,380
12/2015	$9,831	$10,096	$9,456
01/2016	$9,405	$9,492	$9,051
02/2016	$9,411	$9,421	$9,089
03/2016	$10,359	$10,061	$9,951
04/2016	$10,051	$10,220	$9,941
05/2016	$10,247	$10,277	$9,936
06/2016	$10,838	$10,162	$10,295
07/2016	$11,277	$10,591	$10,811
08/2016	$10,864	$10,600	$10,529
09/2016	$10,714	$10,656	$10,424
10/2016	$10,135	$10,450	$9,831
11/2016	$9,950	$10,600	$9,562
12/2016	$10,422	$10,854	$9,841
01/2017	$10,325	$11,116	$9,894
02/2017	$10,707	$11,424	$10,202
03/2017	$10,407	$11,546	$10,044
04/2017	$10,393	$11,717	$10,153
05/2017	$10,300	$11,965	$10,241
06/2017	$10,587	$12,011	$10,317
07/2017	$10,701	$12,298	$10,504
08/2017	$10,673	$12,316	$10,518
09/2017	$10,692	$12,592	$10,483
10/2017	$10,556	$12,830	$10,432
11/2017	$10,792	$13,108	$10,722
12/2017	$10,824	$13,285	$10,860
01/2018	$10,400	$13,987	$10,859
02/2018	$9,621	$13,407	$10,131
03/2018	$9,962	$13,115	$10,368
04/2018	$10,073	$13,266	$10,572
05/2018	$10,462	$13,349	$10,746
06/2018	$10,938	$13,343	$10,899
07/2018	$10,994	$13,759	$10,991
08/2018	$11,337	$13,930	$11,095
09/2018	$11,011	$14,007	$10,867
10/2018	$10,747	$12,979	$10,463
11/2018	$11,292	$13,126	$10,852
12/2018	$10,339	$12,128	$10,248
01/2019	$11,459	$13,072	$11,362
02/2019	$11,544	$13,465	$11,345
03/2019	$11,912	$13,642	$11,744
04/2019	$11,912	$14,125	$11,589
05/2019	$11,921	$13,310	$11,555
06/2019	$11,965	$14,187	$11,736
07/2019	$11,991	$14,258	$11,776
08/2019	$12,294	$13,966	$11,997
09/2019	$12,576	$14,263	$12,279
10/2019	$12,923	$14,626	$12,586
11/2019	$12,776	$15,034	$12,432
12/2019	$12,843	$15,484	$12,494
01/2020	$13,004	$15,390	$12,599
02/2020	$12,071	$14,089	$11,560
03/2020	$9,721	$12,224	$8,929
04/2020	$10,122	$13,560	$9,560
05/2020	$10,369	$14,215	$9,582
06/2020	$10,567	$14,591	$9,828
07/2020	$11,022	$15,289	$10,101
08/2020	$11,269	$16,310	$10,356
09/2020	$10,992	$15,748	$10,034
10/2020	$10,650	$15,265	$9,700
11/2020	$11,708	$17,216	$10,980
12/2020	$12,127	$17,946	$11,364
01/2021	$11,876	$17,768	$11,272
02/2021	$12,442	$18,223	$11,690
03/2021	$12,810	$18,829	$12,023
04/2021	$13,664	$19,706	$12,795
05/2021	$13,931	$19,990	$13,024
06/2021	$14,138	$20,288	$13,126
07/2021	$14,609	$20,651	$13,629
08/2021	$14,823	$21,165	$13,808
09/2021	$14,052	$20,286	$13,007
10/2021	$15,062	$21,435	$13,785
11/2021	$14,654	$20,965	$13,476
12/2021	$15,558	$21,862	$14,330
01/2022	$14,687	$20,705	$13,506
02/2022	$14,407	$20,181	$13,173
03/2022	$15,015	$20,735	$13,764
04/2022	$14,224	$19,013	$13,010
05/2022	$13,342	$19,027	$12,444
06/2022	$12,148	$17,379	$11,362
07/2022	$13,126	$18,759	$12,267
08/2022	$12,273	$17,974	$11,471
09/2022	$10,813	$16,303	$10,046
10/2022	$11,053	$17,474	$10,346
11/2022	$11,899	$18,689	$11,043
12/2022	$11,551	$17,896	$10,734
01/2023	$12,630	$19,162	$11,699
02/2023	$12,067	$18,701	$11,182
03/2023	$11,769	$19,279	$10,818
04/2023	$12,095	$19,617	$11,022
05/2023	$11,536	$19,421	$10,529
06/2023	$11,880	$20,596	$10,844
07/2023	$12,266	$21,288	$11,253
08/2023	$11,868	$20,779	$10,876
09/2023	$11,166	$19,883	$10,211
10/2023	$10,753	$19,306	$9,722
11/2023	$11,969	$21,116	$10,755
12/2023	$13,099	$22,152	$11,773
01/2024	$12,519	$22,418	$11,300
02/2024	$12,531	$23,369	$11,232
03/2024	$12,945	$24,120	$11,620
04/2024	$12,184	$23,224	$10,926
05/2024	$12,667	$24,261	$11,298
06/2024	$12,717	$24,754	$11,337
07/2024	$13,506	$25,191	$12,021
08/2024	$14,284	$25,856	$12,774
09/2024	$14,755	$26,330	$13,159
10/2024	$14,070	$25,808	$12,490
11/2024	$14,486	$26,992	$12,788
12/2024	$13,365	$26,288	$11,883
01/2025	$13,513	$27,216	$12,090

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class Y	7.94%	0.77%	3.06%	8.62%
MSCI World Index (Net)	21.40%	12.08%	10.53%	-%
FTSE EPRA Nareit Developed Index (Net)	6.99%	(0.82%)	1.92%	-%

Performance Inception Date		Jul. 18, 2005
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 35,153,517
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,153,517
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.1%
Short-Term Investments	3.9%
Office REITs	4.8%
Diversified REITs	8.7%
Health Care REITs	10.0%
Real Estate Management & Development	11.3%
Residential REITs	11.8%
Industrial REITs	14.2%
Retail REITs	16.5%
Specialized REITs	18.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
United Kingdom	3.8%
Australia	5.5%
Japan	7.7%
United States	67.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Welltower, Inc.	8.1%
Equinix, Inc.	5.9%
Prologis, Inc.	5.5%
Mid-America Apartment Communities, Inc.	5.0%
Public Storage	4.5%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
AvalonBay Communities, Inc.	4.1%
Simon Property Group, Inc.	4.1%
Highwoods Properties, Inc.	3.9%

C000179028
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2015 Fund
Class Name		Class N
Trading Symbol		NSFBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2015 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$22	0.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performanc

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2015® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,040	$9,995	$10,043
04/2017	$10,230	$10,072	$10,142
05/2017	$10,390	$10,149	$10,245
06/2017	$10,410	$10,139	$10,275
07/2017	$10,540	$10,183	$10,401
08/2017	$10,610	$10,274	$10,434
09/2017	$10,700	$10,225	$10,537
10/2017	$10,860	$10,231	$10,639
11/2017	$11,000	$10,218	$10,753
12/2017	$11,057	$10,265	$10,838
01/2018	$11,342	$10,147	$11,031
02/2018	$11,097	$10,051	$10,786
03/2018	$11,067	$10,115	$10,741
04/2018	$11,038	$10,040	$10,759
05/2018	$11,131	$10,111	$10,849
06/2018	$11,131	$10,099	$10,846
07/2018	$11,316	$10,101	$10,987
08/2018	$11,419	$10,166	$11,094
09/2018	$11,409	$10,101	$11,074
10/2018	$10,955	$10,021	$10,654
11/2018	$11,120	$10,081	$10,763
12/2018	$10,754	$10,266	$10,441
01/2019	$11,197	$10,375	$10,882
02/2019	$11,374	$10,369	$11,029
03/2019	$11,518	$10,568	$11,160
04/2019	$11,755	$10,571	$11,338
05/2019	$11,454	$10,759	$11,103
06/2019	$11,889	$10,894	$11,472
07/2019	$11,922	$10,918	$11,515
08/2019	$11,900	$11,201	$11,526
09/2019	$11,967	$11,141	$11,613
10/2019	$12,134	$11,174	$11,749
11/2019	$12,335	$11,169	$11,882
12/2019	$12,531	$11,161	$12,048
01/2020	$12,519	$11,376	$12,084
02/2020	$12,215	$11,580	$11,727
03/2020	$11,361	$11,512	$10,944
04/2020	$12,103	$11,717	$11,568
05/2020	$12,446	$11,772	$11,839
06/2020	$12,659	$11,846	$12,014
07/2020	$13,049	$12,023	$12,354
08/2020	$13,369	$11,926	$12,606
09/2020	$13,203	$11,919	$12,442
10/2020	$13,073	$11,866	$12,321
11/2020	$13,854	$11,982	$13,011
12/2020	$14,211	$11,999	$13,287
01/2021	$14,143	$11,913	$13,249
02/2021	$14,279	$11,741	$13,327
03/2021	$14,497	$11,594	$13,438
04/2021	$14,811	$11,686	$13,734
05/2021	$14,963	$11,724	$13,843
06/2021	$15,046	$11,806	$13,945
07/2021	$15,239	$11,938	$14,066
08/2021	$15,405	$11,916	$14,207
09/2021	$15,060	$11,812	$13,926
10/2021	$15,392	$11,809	$14,222
11/2021	$15,184	$11,844	$14,090
12/2021	$15,386	$11,814	$14,351
01/2022	$14,856	$11,559	$13,891
02/2022	$14,629	$11,430	$13,728
03/2022	$14,508	$11,113	$13,693
04/2022	$13,717	$10,691	$13,043
05/2022	$13,717	$10,760	$13,085
06/2022	$13,056	$10,591	$12,512
07/2022	$13,763	$10,850	$13,044
08/2022	$13,333	$10,543	$12,709
09/2022	$12,472	$10,088	$11,984
10/2022	$12,795	$9,957	$12,294
11/2022	$13,440	$10,323	$12,823
12/2022	$13,138	$10,277	$12,605
01/2023	$13,821	$10,593	$13,128
02/2023	$13,503	$10,319	$12,889
03/2023	$13,789	$10,581	$13,144
04/2023	$13,871	$10,645	$13,251
05/2023	$13,775	$10,529	$13,120
06/2023	$14,046	$10,492	$13,396
07/2023	$14,253	$10,484	$13,588
08/2023	$14,046	$10,418	$13,410
09/2023	$13,632	$10,153	$13,039
10/2023	$13,393	$9,993	$12,793
11/2023	$14,158	$10,445	$13,516
12/2023	$14,746	$10,845	$14,040
01/2024	$14,779	$10,815	$14,056
02/2024	$14,960	$10,662	$14,182
03/2024	$15,222	$10,761	$14,420
04/2024	$14,797	$10,489	$14,081
05/2024	$15,111	$10,667	$14,431
06/2024	$15,260	$10,768	$14,592
07/2024	$15,607	$11,019	$14,887
08/2024	$15,871	$11,178	$15,123
09/2024	$16,086	$11,327	$15,359
10/2024	$15,789	$11,046	$15,047
11/2024	$16,219	$11,163	$15,325
12/2024	$15,861	$10,981	$15,058
01/2025	$16,149	$11,039	$15,289

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	9.27%	5.22%	6.24%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60%)	1.25%
S&P Target Date 2015® Index	8.77%	4.82%	5.48%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 4,301,236
Holdings Count | Holding		567
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,301,236
# of Portfolio Holdings (including overnight repurchase agreements)	567
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	33.1%
Short-Term Investments	3.2%
Exchange-Traded Funds	3.2%
Banking	2.3%
Treasuries	2.8%
Mutual Funds	4.8%
Mortgage Related	6.0%
Affiliated Mutual Funds	44.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	35.5%
AIA International Developed Markets Equity ESG Segment	3.2%
AIA U.S. Large Cap Core ESG Segment	4.7%
AIA U.S. Large Cap Value ESG Segment	3.0%
AIA U.S. Small/Mid Cap ESG Segment	4.8%
Harris Associates Large Cap Value Segment	5.9%
Loomis Sayles All Cap Growth Segment	6.0%
Mirova International Sustainable Equity Fund	3.2%
WCM Focused Emerging Markets Fund	1.5%
WCM Focused International Growth Fund	3.2%
Fixed Income	62.5%
Loomis Sayles Core Fixed Income Segment	21.5%
Loomis Sayles Inflation Protected Securities Fund	17.6%
Loomis Sayles Limited Term Government and Agency Fund	12.1%
Mirova Global Green Bond Fund	11.3%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2015 Fund from Natixis Sustainable Future 2015 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2015 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2015 Fund from Natixis Sustainable Future 2015 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179032
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2020 Fund
Class Name		Class N
Trading Symbol		NSFDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2020 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$22	0.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2020® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,050	$9,995	$10,052
04/2017	$10,260	$10,072	$10,157
05/2017	$10,440	$10,149	$10,272
06/2017	$10,470	$10,139	$10,309
07/2017	$10,610	$10,183	$10,447
08/2017	$10,680	$10,274	$10,476
09/2017	$10,800	$10,225	$10,598
10/2017	$10,980	$10,231	$10,714
11/2017	$11,140	$10,218	$10,847
12/2017	$11,192	$10,265	$10,937
01/2018	$11,538	$10,147	$11,169
02/2018	$11,263	$10,051	$10,896
03/2018	$11,213	$10,115	$10,836
04/2018	$11,186	$10,040	$10,861
05/2018	$11,290	$10,111	$10,962
06/2018	$11,279	$10,099	$10,955
07/2018	$11,506	$10,101	$11,115
08/2018	$11,630	$10,166	$11,227
09/2018	$11,620	$10,101	$11,210
10/2018	$11,104	$10,021	$10,740
11/2018	$11,290	$10,081	$10,857
12/2018	$10,846	$10,266	$10,482
01/2019	$11,347	$10,375	$10,967
02/2019	$11,551	$10,369	$11,133
03/2019	$11,688	$10,568	$11,263
04/2019	$11,951	$10,571	$11,463
05/2019	$11,584	$10,759	$11,179
06/2019	$12,077	$10,894	$11,587
07/2019	$12,088	$10,918	$11,632
08/2019	$12,020	$11,201	$11,617
09/2019	$12,123	$11,141	$11,723
10/2019	$12,329	$11,174	$11,876
11/2019	$12,558	$11,169	$12,025
12/2019	$12,791	$11,161	$12,214
01/2020	$12,744	$11,376	$12,231
02/2020	$12,361	$11,580	$11,808
03/2020	$11,393	$11,512	$10,926
04/2020	$12,190	$11,717	$11,607
05/2020	$12,589	$11,772	$11,906
06/2020	$12,783	$11,846	$12,089
07/2020	$13,231	$12,023	$12,444
08/2020	$13,618	$11,926	$12,721
09/2020	$13,425	$11,919	$12,541
10/2020	$13,279	$11,866	$12,414
11/2020	$14,211	$11,982	$13,166
12/2020	$14,623	$11,999	$13,465
01/2021	$14,561	$11,913	$13,424
02/2021	$14,778	$11,741	$13,529
03/2021	$15,058	$11,594	$13,662
04/2021	$15,435	$11,686	$13,977
05/2021	$15,623	$11,724	$14,090
06/2021	$15,718	$11,806	$14,194
07/2021	$15,906	$11,938	$14,310
08/2021	$16,126	$11,916	$14,475
09/2021	$15,702	$11,812	$14,161
10/2021	$16,110	$11,809	$14,500
11/2021	$15,859	$11,844	$14,338
12/2021	$16,110	$11,814	$14,645
01/2022	$15,485	$11,559	$14,137
02/2022	$15,188	$11,430	$13,962
03/2022	$15,106	$11,113	$13,954
04/2022	$14,226	$10,691	$13,243
05/2022	$14,226	$10,760	$13,290
06/2022	$13,466	$10,591	$12,653
07/2022	$14,276	$10,850	$13,227
08/2022	$13,804	$10,543	$12,861
09/2022	$12,859	$10,088	$12,072
10/2022	$13,281	$9,957	$12,408
11/2022	$14,023	$10,323	$13,006
12/2022	$13,638	$10,277	$12,768
01/2023	$14,440	$10,593	$13,352
02/2023	$14,109	$10,319	$13,080
03/2023	$14,405	$10,581	$13,347
04/2023	$14,492	$10,645	$13,465
05/2023	$14,387	$10,529	$13,314
06/2023	$14,771	$10,492	$13,647
07/2023	$15,032	$10,484	$13,871
08/2023	$14,771	$10,418	$13,673
09/2023	$14,283	$10,153	$13,274
10/2023	$14,004	$9,993	$13,004
11/2023	$14,892	$10,445	$13,783
12/2023	$15,560	$10,845	$14,342
01/2024	$15,577	$10,815	$14,358
02/2024	$15,827	$10,662	$14,533
03/2024	$16,148	$10,761	$14,801
04/2024	$15,667	$10,489	$14,435
05/2024	$16,024	$10,667	$14,817
06/2024	$16,167	$10,768	$14,989
07/2024	$16,559	$11,019	$15,300
08/2024	$16,809	$11,178	$15,551
09/2024	$17,041	$11,327	$15,803
10/2024	$16,738	$11,046	$15,475
11/2024	$17,273	$11,163	$15,795
12/2024	$16,850	$10,981	$15,502
01/2025	$17,212	$11,039	$15,763

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	10.50%	6.20%	7.09%
Bloomberg U.S. Aggregate Bond Index	2.07%	(0.60%)	1.25%
S&P Target Date 2020® Index	9.79%	5.21%	5.89%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 4,942,210
Holdings Count | Holding		585
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,942,210
# of Portfolio Holdings (including overnight repurchase agreements)	585
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	36.2%
Short-Term Investments	2.5%
Exchange-Traded Funds	3.8%
Software	2.0%
Banking	2.4%
Treasuries	2.8%
Mutual Funds	5.4%
Mortgage Related	5.5%
Affiliated Mutual Funds	39.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	42.0%
AIA International Developed Markets Equity ESG Segment	3.8%
AIA U.S. Large Cap Core ESG Segment	5.7%
AIA U.S. Large Cap Value ESG Segment	3.6%
AIA U.S. Small/Mid Cap ESG Segment	5.8%
Harris Associates Large Cap Value Segment	6.9%
Loomis Sayles All Cap Growth Segment	7.0%
Mirova International Sustainable Equity Fund	3.8%
WCM Focused Emerging Markets Fund	1.5%
WCM Focused International Growth Fund	3.9%
Fixed Income	56.0%
Loomis Sayles Core Fixed Income Segment	20.6%
Loomis Sayles Inflation Protected Securities Fund	14.0%
Loomis Sayles Limited Term Government and Agency Fund	10.8%
Mirova Global Green Bond Fund	10.6%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2020 Fund from Natixis Sustainable Future 2020 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2020 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2020 Fund from Natixis Sustainable Future 2020 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179034
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2025 Fund
Class Name		Class N
Trading Symbol		NSFEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2025 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$23	0.22%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.22%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2025® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,060	$10,012	$10,061
04/2017	$10,290	$10,114	$10,172
05/2017	$10,480	$10,257	$10,295
06/2017	$10,510	$10,321	$10,342
07/2017	$10,670	$10,533	$10,501
08/2017	$10,740	$10,565	$10,524
09/2017	$10,880	$10,783	$10,675
10/2017	$11,080	$11,035	$10,811
11/2017	$11,250	$11,373	$10,971
12/2017	$11,314	$11,500	$11,072
01/2018	$11,731	$12,158	$11,368
02/2018	$11,406	$11,710	$11,051
03/2018	$11,335	$11,412	$10,969
04/2018	$11,312	$11,456	$11,007
05/2018	$11,425	$11,732	$11,117
06/2018	$11,415	$11,804	$11,105
07/2018	$11,672	$12,244	$11,296
08/2018	$11,785	$12,643	$11,420
09/2018	$11,796	$12,715	$11,407
10/2018	$11,189	$11,846	$10,852
11/2018	$11,405	$12,087	$10,985
12/2018	$10,905	$10,996	$10,516
01/2019	$11,442	$11,877	$11,074
02/2019	$11,655	$12,258	$11,271
03/2019	$11,800	$12,496	$11,397
04/2019	$12,095	$13,002	$11,634
05/2019	$11,631	$12,176	$11,267
06/2019	$12,186	$13,034	$11,737
07/2019	$12,208	$13,221	$11,784
08/2019	$12,072	$13,012	$11,721
09/2019	$12,208	$13,255	$11,859
10/2019	$12,446	$13,543	$12,040
11/2019	$12,718	$14,034	$12,218
12/2019	$12,993	$14,458	$12,449
01/2020	$12,898	$14,452	$12,431
02/2020	$12,401	$13,262	$11,889
03/2020	$11,228	$11,624	$10,839
04/2020	$12,127	$13,114	$11,613
05/2020	$12,570	$13,739	$11,957
06/2020	$12,821	$14,012	$12,167
07/2020	$13,312	$14,802	$12,568
08/2020	$13,743	$15,866	$12,926
09/2020	$13,516	$15,264	$12,701
10/2020	$13,372	$14,858	$12,554
11/2020	$14,366	$16,484	$13,472
12/2020	$14,827	$17,118	$13,845
01/2021	$14,750	$16,945	$13,806
02/2021	$15,021	$17,412	$13,978
03/2021	$15,305	$18,175	$14,175
04/2021	$15,717	$19,145	$14,557
05/2021	$15,900	$19,278	$14,692
06/2021	$16,005	$19,728	$14,803
07/2021	$16,188	$20,197	$14,920
08/2021	$16,450	$20,811	$15,118
09/2021	$15,952	$19,843	$14,754
10/2021	$16,437	$21,234	$15,156
11/2021	$16,109	$21,086	$14,959
12/2021	$16,419	$22,031	$15,322
01/2022	$15,758	$20,891	$14,755
02/2022	$15,463	$20,266	$14,553
03/2022	$15,393	$21,018	$14,582
04/2022	$14,352	$19,186	$13,784
05/2022	$14,381	$19,221	$13,837
06/2022	$13,552	$17,634	$13,116
07/2022	$14,409	$19,260	$13,747
08/2022	$13,924	$18,475	$13,365
09/2022	$12,924	$16,773	$12,517
10/2022	$13,395	$18,131	$12,933
11/2022	$14,209	$19,144	$13,587
12/2022	$13,793	$18,041	$13,311
01/2023	$14,670	$19,175	$13,952
02/2023	$14,305	$18,707	$13,672
03/2023	$14,597	$19,394	$13,939
04/2023	$14,691	$19,697	$14,070
05/2023	$14,603	$19,782	$13,914
06/2023	$15,028	$21,089	$14,290
07/2023	$15,321	$21,767	$14,546
08/2023	$15,028	$21,420	$14,321
09/2023	$14,500	$20,399	$13,890
10/2023	$14,192	$19,970	$13,592
11/2023	$15,160	$21,794	$14,438
12/2023	$15,864	$22,784	$15,040
01/2024	$15,879	$23,167	$15,054
02/2024	$16,224	$24,404	$15,263
03/2024	$16,585	$25,189	$15,556
04/2024	$16,041	$24,160	$15,164
05/2024	$16,438	$25,358	$15,579
06/2024	$16,591	$26,268	$15,760
07/2024	$16,989	$26,588	$16,094
08/2024	$17,279	$27,233	$16,369
09/2024	$17,524	$27,814	$16,642
10/2024	$17,218	$27,562	$16,281
11/2024	$17,784	$29,180	$16,630
12/2024	$17,321	$28,485	$16,309
01/2025	$17,731	$29,278	$16,605

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	11.67%	6.57%	7.50%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2025® Index	10.30%	5.96%	6.58%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 9,043,894
Holdings Count | Holding		581
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,043,894
# of Portfolio Holdings (including overnight repurchase agreements)	581
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	36.8%
Short-Term Investments	2.5%
Exchange-Traded Funds	4.6%
Semiconductors & Semiconductor Equipment	2.0%
Capital Markets	2.0%
Banking	2.3%
Software	2.4%
Treasuries	2.7%
Mortgage Related	5.1%
Mutual Funds	6.8%
Affiliated Mutual Funds	32.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	50.2%
AIA International Developed Markets Equity ESG Segment	4.6%
AIA U.S. Large Cap Core ESG Segment	6.6%
AIA U.S. Large Cap Value ESG Segment	4.3%
AIA U.S. Small/Mid Cap ESG Segment	6.8%
Harris Associates Large Cap Value Segment	8.2%
Loomis Sayles All Cap Growth Segment	8.3%
Mirova International Sustainable Equity Fund	4.6%
WCM Focused Emerging Markets Fund	2.1%
WCM Focused International Growth Fund	4.7%
Fixed Income	47.8%
Loomis Sayles Core Fixed Income Segment	19.7%
Loomis Sayles Inflation Protected Securities Fund	9.2%
Loomis Sayles Limited Term Government and Agency Fund	9.1%
Mirova Global Green Bond Fund	9.8%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2025 Fund from Natixis Sustainable Future 2025 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.45% from 0.51%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2025 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2025 Fund from Natixis Sustainable Future 2025 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.45% from 0.51%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179036
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2030 Fund
Class Name		Class N
Trading Symbol		NSFFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2030 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2030® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,080	$10,012	$10,068
04/2017	$10,330	$10,114	$10,184
05/2017	$10,540	$10,257	$10,316
06/2017	$10,580	$10,321	$10,371
07/2017	$10,760	$10,533	$10,550
08/2017	$10,830	$10,565	$10,566
09/2017	$10,990	$10,783	$10,744
10/2017	$11,210	$11,035	$10,902
11/2017	$11,420	$11,373	$11,088
12/2017	$11,492	$11,500	$11,200
01/2018	$11,979	$12,158	$11,556
02/2018	$11,614	$11,710	$11,196
03/2018	$11,512	$11,412	$11,094
04/2018	$11,492	$11,456	$11,144
05/2018	$11,615	$11,732	$11,266
06/2018	$11,595	$11,804	$11,249
07/2018	$11,902	$12,244	$11,473
08/2018	$12,035	$12,643	$11,610
09/2018	$12,045	$12,715	$11,603
10/2018	$11,359	$11,846	$10,954
11/2018	$11,605	$12,087	$11,103
12/2018	$10,982	$10,996	$10,529
01/2019	$11,631	$11,877	$11,165
02/2019	$11,900	$12,258	$11,395
03/2019	$12,023	$12,496	$11,517
04/2019	$12,381	$13,002	$11,796
05/2019	$11,815	$12,176	$11,337
06/2019	$12,449	$13,034	$11,874
07/2019	$12,461	$13,221	$11,923
08/2019	$12,257	$13,012	$11,806
09/2019	$12,427	$13,255	$11,978
10/2019	$12,676	$13,543	$12,188
11/2019	$12,993	$14,034	$12,399
12/2019	$13,287	$14,458	$12,674
01/2020	$13,157	$14,452	$12,617
02/2020	$12,579	$13,262	$11,946
03/2020	$11,293	$11,624	$10,725
04/2020	$12,258	$13,114	$11,592
05/2020	$12,727	$13,739	$11,984
06/2020	$12,980	$14,012	$12,220
07/2020	$13,509	$14,802	$12,664
08/2020	$14,026	$15,866	$13,102
09/2020	$13,750	$15,264	$12,833
10/2020	$13,581	$14,858	$12,664
11/2020	$14,772	$16,484	$13,740
12/2020	$15,323	$17,118	$14,183
01/2021	$15,246	$16,945	$14,146
02/2021	$15,603	$17,412	$14,382
03/2021	$15,947	$18,175	$14,642
04/2021	$16,423	$19,145	$15,090
05/2021	$16,657	$19,278	$15,249
06/2021	$16,761	$19,728	$15,362
07/2021	$16,955	$20,197	$15,477
08/2021	$17,267	$20,811	$15,719
09/2021	$16,722	$19,843	$15,292
10/2021	$17,306	$21,234	$15,775
11/2021	$16,904	$21,086	$15,526
12/2021	$17,279	$22,031	$15,971
01/2022	$16,512	$20,891	$15,323
02/2022	$16,176	$20,266	$15,099
03/2022	$16,149	$21,018	$15,184
04/2022	$15,007	$19,186	$14,280
05/2022	$15,049	$19,221	$14,338
06/2022	$14,101	$17,634	$13,481
07/2022	$15,049	$19,260	$14,215
08/2022	$14,541	$18,475	$13,782
09/2022	$13,442	$16,773	$12,810
10/2022	$14,005	$18,131	$13,331
11/2022	$14,911	$19,144	$14,081
12/2022	$14,435	$18,041	$13,741
01/2023	$15,459	$19,175	$14,482
02/2023	$15,061	$18,707	$14,169
03/2023	$15,360	$19,394	$14,453
04/2023	$15,451	$19,697	$14,602
05/2023	$15,351	$19,782	$14,424
06/2023	$15,894	$21,089	$14,914
07/2023	$16,238	$21,767	$15,237
08/2023	$15,909	$21,420	$14,969
09/2023	$15,294	$20,399	$14,470
10/2023	$14,937	$19,970	$14,124
11/2023	$16,052	$21,794	$15,095
12/2023	$16,838	$22,784	$15,774
01/2024	$16,838	$23,167	$15,786
02/2024	$17,277	$24,404	$16,096
03/2024	$17,716	$25,189	$16,446
04/2024	$17,110	$24,160	$15,986
05/2024	$17,555	$25,358	$16,477
06/2024	$17,733	$26,268	$16,681
07/2024	$18,148	$26,588	$17,055
08/2024	$18,489	$27,233	$17,372
09/2024	$18,756	$27,814	$17,678
10/2024	$18,430	$27,562	$17,284
11/2024	$19,112	$29,180	$17,718
12/2024	$18,569	$28,485	$17,335
01/2025	$19,054	$29,278	$17,692

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	13.16%	7.69%	8.48%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2030® Index	12.07%	6.99%	7.44%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 17,613,969
Holdings Count | Holding		592
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,613,969
# of Portfolio Holdings (including overnight repurchase agreements)	592
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.1%
Short-Term Investments	2.8%
Exchange-Traded Funds	5.4%
Interactive Media & Services	2.0%
Banks	2.1%
Semiconductors & Semiconductor Equipment	2.3%
Capital Markets	2.3%
Treasuries	2.3%
Software	2.7%
Mortgage Related	4.9%
Mutual Funds	8.5%
Affiliated Mutual Funds	26.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	58.4%
AIA International Developed Markets Equity ESG Segment	5.4%
AIA U.S. Large Cap Core ESG Segment	7.6%
AIA U.S. Large Cap Value ESG Segment	4.9%
AIA U.S. Small/Mid Cap ESG Segment	7.8%
Harris Associates Large Cap Value Segment	9.3%
Loomis Sayles All Cap Growth Segment	9.5%
Mirova International Sustainable Equity Fund	5.4%
WCM Focused Emerging Markets Fund	3.1%
WCM Focused International Growth Fund	5.4%
Fixed Income	39.6%
Loomis Sayles Core Fixed Income Segment	18.4%
Loomis Sayles Inflation Protected Securities Fund	5.9%
Loomis Sayles Limited Term Government and Agency Fund	6.6%
Mirova Global Green Bond Fund	8.7%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2030 Fund from Natixis Sustainable Future 2030 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.46% from 0.52%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2030 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2030 Fund from Natixis Sustainable Future 2030 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.46% from 0.52%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179039
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2035 Fund
Class Name		Class N
Trading Symbol		NSFGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2035 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$27	0.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2035® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,090	$10,012	$10,076
04/2017	$10,370	$10,114	$10,196
05/2017	$10,600	$10,257	$10,337
06/2017	$10,650	$10,321	$10,400
07/2017	$10,840	$10,533	$10,599
08/2017	$10,910	$10,565	$10,609
09/2017	$11,090	$10,783	$10,814
10/2017	$11,330	$11,035	$10,990
11/2017	$11,560	$11,373	$11,200
12/2017	$11,647	$11,500	$11,322
01/2018	$12,195	$12,158	$11,740
02/2018	$11,779	$11,710	$11,339
03/2018	$11,657	$11,412	$11,215
04/2018	$11,638	$11,456	$11,279
05/2018	$11,761	$11,732	$11,408
06/2018	$11,751	$11,804	$11,386
07/2018	$12,099	$12,244	$11,641
08/2018	$12,252	$12,643	$11,789
09/2018	$12,272	$12,715	$11,786
10/2018	$11,485	$11,846	$11,050
11/2018	$11,761	$12,087	$11,213
12/2018	$11,050	$10,996	$10,543
01/2019	$11,746	$11,877	$11,249
02/2019	$12,049	$12,258	$11,510
03/2019	$12,161	$12,496	$11,626
04/2019	$12,560	$13,002	$11,941
05/2019	$11,889	$12,176	$11,397
06/2019	$12,594	$13,034	$11,996
07/2019	$12,605	$13,221	$12,047
08/2019	$12,355	$13,012	$11,878
09/2019	$12,548	$13,255	$12,083
10/2019	$12,867	$13,543	$12,323
11/2019	$13,242	$14,034	$12,562
12/2019	$13,604	$14,458	$12,881
01/2020	$13,425	$14,452	$12,786
02/2020	$12,684	$13,262	$11,988
03/2020	$11,167	$11,624	$10,602
04/2020	$12,283	$13,114	$11,553
05/2020	$12,829	$13,739	$11,986
06/2020	$13,072	$14,012	$12,250
07/2020	$13,643	$14,802	$12,740
08/2020	$14,225	$15,866	$13,267
09/2020	$13,910	$15,264	$12,949
10/2020	$13,728	$14,858	$12,758
11/2020	$15,099	$16,484	$14,006
12/2020	$15,721	$17,118	$14,529
01/2021	$15,656	$16,945	$14,493
02/2021	$16,086	$17,412	$14,808
03/2021	$16,515	$18,175	$15,143
04/2021	$17,069	$19,145	$15,665
05/2021	$17,338	$19,278	$15,849
06/2021	$17,459	$19,728	$15,968
07/2021	$17,647	$20,197	$16,079
08/2021	$18,036	$20,811	$16,378
09/2021	$17,418	$19,843	$15,871
10/2021	$18,103	$21,234	$16,461
11/2021	$17,620	$21,086	$16,148
12/2021	$18,072	$22,031	$16,697
01/2022	$17,198	$20,891	$15,953
02/2022	$16,832	$20,266	$15,695
03/2022	$16,846	$21,018	$15,858
04/2022	$15,565	$19,186	$14,823
05/2022	$15,608	$19,221	$14,887
06/2022	$14,538	$17,634	$13,868
07/2022	$15,594	$19,260	$14,722
08/2022	$15,044	$18,475	$14,227
09/2022	$13,814	$16,773	$13,106
10/2022	$14,494	$18,131	$13,744
11/2022	$15,521	$19,144	$14,611
12/2022	$14,978	$18,041	$14,195
01/2023	$16,106	$19,175	$15,057
02/2023	$15,676	$18,707	$14,702
03/2023	$15,987	$19,394	$15,002
04/2023	$16,089	$19,697	$15,175
05/2023	$15,999	$19,782	$14,969
06/2023	$16,643	$21,089	$15,584
07/2023	$17,063	$21,767	$15,985
08/2023	$16,673	$21,420	$15,663
09/2023	$15,984	$20,399	$15,095
10/2023	$15,565	$19,970	$14,699
11/2023	$16,793	$21,794	$15,804
12/2023	$17,658	$22,784	$16,556
01/2024	$17,689	$23,167	$16,577
02/2024	$18,248	$24,404	$17,003
03/2024	$18,744	$25,189	$17,422
04/2024	$18,051	$24,160	$16,899
05/2024	$18,569	$25,358	$17,474
06/2024	$18,757	$26,268	$17,696
07/2024	$19,212	$26,588	$18,102
08/2024	$19,573	$27,233	$18,459
09/2024	$19,855	$27,814	$18,803
10/2024	$19,510	$27,562	$18,370
11/2024	$20,326	$29,180	$18,877
12/2024	$19,690	$28,485	$18,441
01/2025	$20,272	$29,278	$18,870

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	14.60%	8.59%	9.33%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2035® Index	13.83%	8.10%	8.31%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 20,231,582
Holdings Count | Holding		595
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,231,582
# of Portfolio Holdings (including overnight repurchase agreements)	595
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	41.2%
Short-Term Investments	3.6%
Exchange-Traded Funds	6.2%
Interactive Media & Services	2.3%
Banks	2.4%
Semiconductors & Semiconductor Equipment	2.6%
Capital Markets	2.6%
Software	3.2%
Mortgage Related	3.4%
Mutual Funds	9.8%
Affiliated Mutual Funds	22.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	67.4%
AIA International Developed Markets Equity ESG Segment	6.2%
AIA U.S. Large Cap Core ESG Segment	8.8%
AIA U.S. Large Cap Value ESG Segment	5.6%
AIA U.S. Small/Mid Cap ESG Segment	8.9%
Harris Associates Large Cap Value Segment	10.8%
Loomis Sayles All Cap Growth Segment	11.0%
Mirova International Sustainable Equity Fund	6.3%
WCM Focused Emerging Markets Fund	3.5%
WCM Focused International Growth Fund	6.3%
Fixed Income	30.6%
Loomis Sayles Core Fixed Income Segment	14.2%
Loomis Sayles Inflation Protected Securities Fund	4.7%
Loomis Sayles Limited Term Government and Agency Fund	5.2%
Mirova Global Green Bond Fund	6.5%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2035 Fund from Natixis Sustainable Future 2035 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.47% from 0.53%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2035 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2035 Fund from Natixis Sustainable Future 2035 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.47% from 0.53%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179040
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2040 Fund
Class Name		Class N
Trading Symbol		NSFHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2040 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$27	0.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2040® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,100	$10,012	$10,081
04/2017	$10,390	$10,114	$10,205
05/2017	$10,630	$10,257	$10,350
06/2017	$10,690	$10,321	$10,420
07/2017	$10,890	$10,533	$10,630
08/2017	$10,960	$10,565	$10,635
09/2017	$11,170	$10,783	$10,858
10/2017	$11,430	$11,035	$11,048
11/2017	$11,680	$11,373	$11,277
12/2017	$11,761	$11,500	$11,405
01/2018	$12,380	$12,158	$11,862
02/2018	$11,924	$11,710	$11,433
03/2018	$11,782	$11,412	$11,297
04/2018	$11,771	$11,456	$11,369
05/2018	$11,904	$11,732	$11,507
06/2018	$11,884	$11,804	$11,482
07/2018	$12,262	$12,244	$11,756
08/2018	$12,426	$12,643	$11,909
09/2018	$12,457	$12,715	$11,909
10/2018	$11,597	$11,846	$11,117
11/2018	$11,904	$12,087	$11,289
12/2018	$11,110	$10,996	$10,560
01/2019	$11,861	$11,877	$11,310
02/2019	$12,180	$12,258	$11,590
03/2019	$12,294	$12,496	$11,703
04/2019	$12,725	$13,002	$12,042
05/2019	$11,970	$12,176	$11,444
06/2019	$12,725	$13,034	$12,086
07/2019	$12,713	$13,221	$12,138
08/2019	$12,411	$13,012	$11,930
09/2019	$12,632	$13,255	$12,158
10/2019	$12,957	$13,543	$12,416
11/2019	$13,352	$14,034	$12,677
12/2019	$13,758	$14,458	$13,028
01/2020	$13,528	$14,452	$12,904
02/2020	$12,705	$13,262	$12,019
03/2020	$11,096	$11,624	$10,521
04/2020	$12,253	$13,114	$11,528
05/2020	$12,856	$13,739	$11,992
06/2020	$13,163	$14,012	$12,275
07/2020	$13,791	$14,802	$12,793
08/2020	$14,443	$15,866	$13,378
09/2020	$14,098	$15,264	$13,029
10/2020	$13,889	$14,858	$12,826
11/2020	$15,365	$16,484	$14,189
12/2020	$16,037	$17,118	$14,769
01/2021	$15,968	$16,945	$14,740
02/2021	$16,433	$17,412	$15,110
03/2021	$16,911	$18,175	$15,497
04/2021	$17,512	$19,145	$16,070
05/2021	$17,792	$19,278	$16,274
06/2021	$17,919	$19,728	$16,394
07/2021	$18,101	$20,197	$16,504
08/2021	$18,550	$20,811	$16,844
09/2021	$17,848	$19,843	$16,280
10/2021	$18,620	$21,234	$16,948
11/2021	$18,073	$21,086	$16,587
12/2021	$18,582	$22,031	$17,213
01/2022	$17,643	$20,891	$16,399
02/2022	$17,233	$20,266	$16,125
03/2022	$17,291	$21,018	$16,347
04/2022	$15,905	$19,186	$15,222
05/2022	$15,920	$19,221	$15,286
06/2022	$14,750	$17,634	$14,139
07/2022	$15,905	$19,260	$15,080
08/2022	$15,320	$18,475	$14,547
09/2022	$14,016	$16,773	$13,315
10/2022	$14,780	$18,131	$14,050
11/2022	$15,875	$19,144	$15,005
12/2022	$15,272	$18,041	$14,535
01/2023	$16,532	$19,175	$15,483
02/2023	$16,071	$18,707	$15,104
03/2023	$16,409	$19,394	$15,419
04/2023	$16,515	$19,697	$15,608
05/2023	$16,422	$19,782	$15,381
06/2023	$17,178	$21,089	$16,108
07/2023	$17,657	$21,767	$16,581
08/2023	$17,209	$21,420	$16,209
09/2023	$16,468	$20,399	$15,587
10/2023	$16,005	$19,970	$15,144
11/2023	$17,364	$21,794	$16,360
12/2023	$18,290	$22,784	$17,176
01/2024	$18,321	$23,167	$17,199
02/2024	$18,986	$24,404	$17,731
03/2024	$19,557	$25,189	$18,210
04/2024	$18,788	$24,160	$17,639
05/2024	$19,352	$25,358	$18,284
06/2024	$19,562	$26,268	$18,532
07/2024	$20,061	$26,588	$18,968
08/2024	$20,448	$27,233	$19,360
09/2024	$20,754	$27,814	$19,736
10/2024	$20,416	$27,562	$19,277
11/2024	$21,318	$29,180	$19,879
12/2024	$20,592	$28,485	$19,386
01/2025	$21,269	$29,278	$19,884

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	16.09%	9.47%	9.99%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2040® Index	15.61%	9.03%	9.03%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 28,469,608
Holdings Count | Holding		600
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,469,608
# of Portfolio Holdings (including overnight repurchase agreements)	600
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Exchange-Traded Funds	6.8%
Financial Services	2.0%
Oil, Gas & Consumable Fuels	2.1%
Mortgage Related	2.4%
Interactive Media & Services	2.7%
Banks	2.7%
Semiconductors & Semiconductor Equipment	3.0%
Capital Markets	3.0%
Software	3.6%
Mutual Funds	10.7%
Affiliated Mutual Funds	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	76.0%
AIA International Developed Markets Equity ESG Segment	6.8%
AIA U.S. Large Cap Core ESG Segment	10.0%
AIA U.S. Large Cap Value ESG Segment	6.4%
AIA U.S. Small/Mid Cap ESG Segment	10.2%
Harris Associates Large Cap Value Segment	12.4%
Loomis Sayles All Cap Growth Segment	12.6%
Mirova International Sustainable Equity Fund	6.9%
WCM Focused Emerging Markets Fund	3.8%
WCM Focused International Growth Fund	6.9%
Fixed Income	22.0%
Loomis Sayles Core Fixed Income Segment	10.1%
Loomis Sayles Inflation Protected Securities Fund	3.9%
Loomis Sayles Limited Term Government and Agency Fund	3.4%
Mirova Global Green Bond Fund	4.6%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2040 Fund from Natixis Sustainable Future 2040 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2040 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2040 Fund from Natixis Sustainable Future 2040 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179042
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2045 Fund
Class Name		Class N
Trading Symbol		NSFJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2045 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2045® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,085
04/2017	$10,400	$10,114	$10,212
05/2017	$10,660	$10,257	$10,362
06/2017	$10,720	$10,321	$10,433
07/2017	$10,930	$10,533	$10,651
08/2017	$11,000	$10,565	$10,654
09/2017	$11,220	$10,783	$10,887
10/2017	$11,490	$11,035	$11,084
11/2017	$11,740	$11,373	$11,320
12/2017	$11,832	$11,500	$11,453
01/2018	$12,492	$12,158	$11,933
02/2018	$12,015	$11,710	$11,490
03/2018	$11,863	$11,412	$11,346
04/2018	$11,843	$11,456	$11,424
05/2018	$11,986	$11,732	$11,562
06/2018	$11,966	$11,804	$11,534
07/2018	$12,375	$12,244	$11,817
08/2018	$12,528	$12,643	$11,972
09/2018	$12,569	$12,715	$11,973
10/2018	$11,649	$11,846	$11,149
11/2018	$11,966	$12,087	$11,327
12/2018	$11,121	$10,996	$10,566
01/2019	$11,925	$11,877	$11,338
02/2019	$12,259	$12,258	$11,628
03/2019	$12,373	$12,496	$11,738
04/2019	$12,836	$13,002	$12,089
05/2019	$12,045	$12,176	$11,462
06/2019	$12,824	$13,034	$12,128
07/2019	$12,813	$13,221	$12,179
08/2019	$12,487	$13,012	$11,951
09/2019	$12,731	$13,255	$12,192
10/2019	$13,092	$13,543	$12,463
11/2019	$13,511	$14,034	$12,735
12/2019	$13,927	$14,458	$13,104
01/2020	$13,682	$14,452	$12,965
02/2020	$12,788	$13,262	$12,027
03/2020	$11,097	$11,624	$10,463
04/2020	$12,272	$13,114	$11,500
05/2020	$12,919	$13,739	$11,978
06/2020	$13,230	$14,012	$12,273
07/2020	$13,876	$14,802	$12,809
08/2020	$14,560	$15,866	$13,432
09/2020	$14,212	$15,264	$13,063
10/2020	$13,988	$14,858	$12,851
11/2020	$15,555	$16,484	$14,281
12/2020	$16,279	$17,118	$14,894
01/2021	$16,185	$16,945	$14,868
02/2021	$16,719	$17,412	$15,269
03/2021	$17,227	$18,175	$15,689
04/2021	$17,872	$19,145	$16,292
05/2021	$18,183	$19,278	$16,509
06/2021	$18,332	$19,728	$16,631
07/2021	$18,534	$20,197	$16,739
08/2021	$19,021	$20,811	$17,104
09/2021	$18,277	$19,843	$16,506
10/2021	$19,116	$21,234	$17,221
11/2021	$18,494	$21,086	$16,833
12/2021	$19,060	$22,031	$17,503
01/2022	$18,025	$20,891	$16,651
02/2022	$17,593	$20,266	$16,366
03/2022	$17,651	$21,018	$16,624
04/2022	$16,182	$19,186	$15,448
05/2022	$16,226	$19,221	$15,512
06/2022	$14,989	$17,634	$14,277
07/2022	$16,197	$19,260	$15,273
08/2022	$15,593	$18,475	$14,720
09/2022	$14,209	$16,773	$13,419
10/2022	$15,063	$18,131	$14,231
11/2022	$16,256	$19,144	$15,240
12/2022	$15,606	$18,041	$14,731
01/2023	$16,963	$19,175	$15,733
02/2023	$16,480	$18,707	$15,347
03/2023	$16,827	$19,394	$15,663
04/2023	$16,943	$19,697	$15,864
05/2023	$16,837	$19,782	$15,624
06/2023	$17,686	$21,089	$16,425
07/2023	$18,201	$21,767	$16,947
08/2023	$17,686	$21,420	$16,540
09/2023	$16,882	$20,399	$15,878
10/2023	$16,397	$19,970	$15,405
11/2023	$17,837	$21,794	$16,694
12/2023	$18,829	$22,784	$17,550
01/2024	$18,860	$23,167	$17,575
02/2024	$19,613	$24,404	$18,182
03/2024	$20,241	$25,189	$18,700
04/2024	$19,409	$24,160	$18,096
05/2024	$20,027	$25,358	$18,789
06/2024	$20,234	$26,268	$19,043
07/2024	$20,757	$26,588	$19,497
08/2024	$21,217	$27,233	$19,912
09/2024	$21,534	$27,814	$20,316
10/2024	$21,169	$27,562	$19,824
11/2024	$22,152	$29,180	$20,456
12/2024	$21,361	$28,485	$19,933
01/2025	$22,112	$29,278	$20,481

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	17.24%	10.08%	10.53%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2045® Index	16.54%	9.58%	9.43%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 26,204,574
Holdings Count | Holding		594
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,204,574
# of Portfolio Holdings (including overnight repurchase agreements)	594
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.7%
Short-Term Investments	3.3%
Exchange-Traded Funds	7.6%
Financial Services	2.2%
Oil, Gas & Consumable Fuels	2.3%
Interactive Media & Services	2.9%
Banks	3.0%
Semiconductors & Semiconductor Equipment	3.2%
Capital Markets	3.3%
Software	3.8%
Mutual Funds	12.3%
Affiliated Mutual Funds	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	83.4%
AIA International Developed Markets Equity ESG Segment	7.6%
AIA U.S. Large Cap Core ESG Segment	10.8%
AIA U.S. Large Cap Value ESG Segment	7.0%
AIA U.S. Small/Mid Cap ESG Segment	11.1%
Harris Associates Large Cap Value Segment	13.5%
Loomis Sayles All Cap Growth Segment	13.5%
Mirova International Sustainable Equity Fund	7.6%
WCM Focused Emerging Markets Fund	4.6%
WCM Focused International Growth Fund	7.7%
Fixed Income	14.6%
Loomis Sayles Core Fixed Income Segment	5.8%
Loomis Sayles Inflation Protected Securities Fund	2.9%
Loomis Sayles Limited Term Government and Agency Fund	2.2%
Mirova Global Green Bond Fund	3.7%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2045 Fund from Natixis Sustainable Future 2045 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2045 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2045 Fund from Natixis Sustainable Future 2045 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179044
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2050 Fund
Class Name		Class N
Trading Symbol		NSFKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2050 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$27	0.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2050® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,091
04/2017	$10,420	$10,114	$10,220
05/2017	$10,670	$10,257	$10,374
06/2017	$10,740	$10,321	$10,448
07/2017	$10,950	$10,533	$10,669
08/2017	$11,030	$10,565	$10,671
09/2017	$11,250	$10,783	$10,911
10/2017	$11,530	$11,035	$11,113
11/2017	$11,790	$11,373	$11,358
12/2017	$11,884	$11,500	$11,493
01/2018	$12,564	$12,158	$11,988
02/2018	$12,077	$11,710	$11,533
03/2018	$11,915	$11,412	$11,386
04/2018	$11,897	$11,456	$11,466
05/2018	$12,050	$11,732	$11,611
06/2018	$12,020	$11,804	$11,582
07/2018	$12,429	$12,244	$11,872
08/2018	$12,582	$12,643	$12,029
09/2018	$12,623	$12,715	$12,030
10/2018	$11,692	$11,846	$11,182
11/2018	$12,009	$12,087	$11,365
12/2018	$11,178	$10,996	$10,580
01/2019	$11,959	$11,877	$11,369
02/2019	$12,280	$12,258	$11,666
03/2019	$12,407	$12,496	$11,774
04/2019	$12,853	$13,002	$12,133
05/2019	$12,047	$12,176	$11,485
06/2019	$12,841	$13,034	$12,165
07/2019	$12,830	$13,221	$12,216
08/2019	$12,479	$13,012	$11,974
09/2019	$12,724	$13,255	$12,222
10/2019	$13,087	$13,543	$12,498
11/2019	$13,531	$14,034	$12,777
12/2019	$13,960	$14,458	$13,157
01/2020	$13,689	$14,452	$13,007
02/2020	$12,780	$13,262	$12,044
03/2020	$11,047	$11,624	$10,452
04/2020	$12,271	$13,114	$11,504
05/2020	$12,924	$13,739	$11,992
06/2020	$13,251	$14,012	$12,292
07/2020	$13,905	$14,802	$12,833
08/2020	$14,609	$15,866	$13,473
09/2020	$14,245	$15,264	$13,095
10/2020	$14,006	$14,858	$12,880
11/2020	$15,628	$16,484	$14,347
12/2020	$16,394	$17,118	$14,981
01/2021	$16,297	$16,945	$14,958
02/2021	$16,852	$17,412	$15,378
03/2021	$17,393	$18,175	$15,816
04/2021	$18,054	$19,145	$16,435
05/2021	$18,391	$19,278	$16,659
06/2021	$18,504	$19,728	$16,778
07/2021	$18,700	$20,197	$16,885
08/2021	$19,207	$20,811	$17,263
09/2021	$18,433	$19,843	$16,644
10/2021	$19,305	$21,234	$17,386
11/2021	$18,630	$21,086	$16,981
12/2021	$19,217	$22,031	$17,677
01/2022	$18,155	$20,891	$16,801
02/2022	$17,683	$20,266	$16,513
03/2022	$17,772	$21,018	$16,790
04/2022	$16,244	$19,186	$15,584
05/2022	$16,289	$19,221	$15,648
06/2022	$14,991	$17,634	$14,374
07/2022	$16,244	$19,260	$15,394
08/2022	$15,625	$18,475	$14,832
09/2022	$14,191	$16,773	$13,501
10/2022	$15,066	$18,131	$14,343
11/2022	$16,304	$19,144	$15,377
12/2022	$15,617	$18,041	$14,853
01/2023	$17,021	$19,175	$15,881
02/2023	$16,528	$18,707	$15,489
03/2023	$16,883	$19,394	$15,804
04/2023	$16,988	$19,697	$16,008
05/2023	$16,895	$19,782	$15,761
06/2023	$17,780	$21,089	$16,603
07/2023	$18,323	$21,767	$17,154
08/2023	$17,780	$21,420	$16,726
09/2023	$16,942	$20,399	$16,045
10/2023	$16,414	$19,970	$15,554
11/2023	$17,919	$21,794	$16,882
12/2023	$18,945	$22,784	$17,762
01/2024	$18,977	$23,167	$17,786
02/2024	$19,775	$24,404	$18,432
03/2024	$20,430	$25,189	$18,973
04/2024	$19,565	$24,160	$18,352
05/2024	$20,210	$25,358	$19,071
06/2024	$20,419	$26,268	$19,343
07/2024	$20,951	$26,588	$19,810
08/2024	$21,402	$27,233	$20,232
09/2024	$21,725	$27,814	$20,648
10/2024	$21,338	$27,562	$20,163
11/2024	$22,353	$29,180	$20,854
12/2024	$21,534	$28,485	$20,302
01/2025	$22,325	$29,278	$20,869

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	17.64%	10.28%	10.67%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2050® Index	17.34%	9.92%	9.69%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 28,025,343
Holdings Count | Holding		602
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,025,343
# of Portfolio Holdings (including overnight repurchase agreements)	602
Portfolio Turnover Rate	20%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	41.0%
Short-Term Investments	3.6%
Exchange-Traded Funds	8.3%
Financial Services	2.2%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.0%
Banks	3.0%
Semiconductors & Semiconductor Equipment	3.3%
Capital Markets	3.4%
Software	4.1%
Affiliated Mutual Funds	12.3%
Mutual Funds	13.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	88.4%
AIA International Developed Markets Equity ESG Segment	8.3%
AIA U.S. Large Cap Core ESG Segment	11.3%
AIA U.S. Large Cap Value ESG Segment	7.3%
AIA U.S. Small/Mid Cap ESG Segment	11.6%
Harris Associates Large Cap Value Segment	14.0%
Loomis Sayles All Cap Growth Segment	14.1%
Mirova International Sustainable Equity Fund	8.4%
WCM Focused Emerging Markets Fund	5.0%
WCM Focused International Growth Fund	8.4%
Fixed Income	9.6%
Loomis Sayles Core Fixed Income Segment	5.7%
Loomis Sayles Inflation Protected Securities Fund	1.6%
Mirova Global Green Bond Fund	2.3%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2050 Fund from Natixis Sustainable Future 2050 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2050 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2050 Fund from Natixis Sustainable Future 2050 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179046
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2055 Fund
Class Name		Class N
Trading Symbol		NSFLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2055 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$26	0.24%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2055® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,093
04/2017	$10,420	$10,114	$10,224
05/2017	$10,670	$10,257	$10,380
06/2017	$10,740	$10,321	$10,454
07/2017	$10,950	$10,533	$10,678
08/2017	$11,030	$10,565	$10,680
09/2017	$11,250	$10,783	$10,923
10/2017	$11,530	$11,035	$11,128
11/2017	$11,790	$11,373	$11,374
12/2017	$11,884	$11,500	$11,510
01/2018	$12,564	$12,158	$12,013
02/2018	$12,076	$11,710	$11,556
03/2018	$11,914	$11,412	$11,406
04/2018	$11,898	$11,456	$11,488
05/2018	$12,041	$11,732	$11,630
06/2018	$12,021	$11,804	$11,600
07/2018	$12,440	$12,244	$11,892
08/2018	$12,593	$12,643	$12,049
09/2018	$12,634	$12,715	$12,050
10/2018	$11,693	$11,846	$11,197
11/2018	$12,021	$12,087	$11,380
12/2018	$11,169	$10,996	$10,592
01/2019	$11,960	$11,877	$11,384
02/2019	$12,293	$12,258	$11,682
03/2019	$12,419	$12,496	$11,790
04/2019	$12,892	$13,002	$12,151
05/2019	$12,063	$12,176	$11,498
06/2019	$12,869	$13,034	$12,183
07/2019	$12,857	$13,221	$12,234
08/2019	$12,507	$13,012	$11,988
09/2019	$12,764	$13,255	$12,239
10/2019	$13,138	$13,543	$12,520
11/2019	$13,570	$14,034	$12,801
12/2019	$14,018	$14,458	$13,186
01/2020	$13,746	$14,452	$13,032
02/2020	$12,818	$13,262	$12,052
03/2020	$11,049	$11,624	$10,438
04/2020	$12,257	$13,114	$11,497
05/2020	$12,897	$13,739	$11,987
06/2020	$13,224	$14,012	$12,291
07/2020	$13,876	$14,802	$12,838
08/2020	$14,566	$15,866	$13,489
09/2020	$14,202	$15,264	$13,105
10/2020	$13,951	$14,858	$12,886
11/2020	$15,570	$16,484	$14,371
12/2020	$16,328	$17,118	$15,013
01/2021	$16,230	$16,945	$14,990
02/2021	$16,779	$17,412	$15,417
03/2021	$17,299	$18,175	$15,864
04/2021	$17,975	$19,145	$16,494
05/2021	$18,317	$19,278	$16,721
06/2021	$18,431	$19,728	$16,840
07/2021	$18,617	$20,197	$16,946
08/2021	$19,130	$20,811	$17,327
09/2021	$18,346	$19,843	$16,704
10/2021	$19,215	$21,234	$17,452
11/2021	$18,545	$21,086	$17,042
12/2021	$19,145	$22,031	$17,743
01/2022	$18,068	$20,891	$16,863
02/2022	$17,589	$20,266	$16,573
03/2022	$17,679	$21,018	$16,854
04/2022	$16,154	$19,186	$15,641
05/2022	$16,184	$19,221	$15,705
06/2022	$14,885	$17,634	$14,416
07/2022	$16,139	$19,260	$15,444
08/2022	$15,512	$18,475	$14,881
09/2022	$14,075	$16,773	$13,540
10/2022	$14,962	$18,131	$14,394
11/2022	$16,230	$19,144	$15,438
12/2022	$15,550	$18,041	$14,910
01/2023	$16,979	$19,175	$15,948
02/2023	$16,467	$18,707	$15,555
03/2023	$16,824	$19,394	$15,868
04/2023	$16,940	$19,697	$16,073
05/2023	$16,830	$19,782	$15,823
06/2023	$17,737	$21,089	$16,670
07/2023	$18,284	$21,767	$17,224
08/2023	$17,737	$21,420	$16,793
09/2023	$16,893	$20,399	$16,109
10/2023	$16,377	$19,970	$15,616
11/2023	$17,909	$21,794	$16,951
12/2023	$18,930	$22,784	$17,835
01/2024	$18,962	$23,167	$17,859
02/2024	$19,816	$24,404	$18,511
03/2024	$20,459	$25,189	$19,055
04/2024	$19,592	$24,160	$18,430
05/2024	$20,261	$25,358	$19,154
06/2024	$20,456	$26,268	$19,426
07/2024	$20,995	$26,588	$19,897
08/2024	$21,452	$27,233	$20,328
09/2024	$21,778	$27,814	$20,751
10/2024	$21,386	$27,562	$20,252
11/2024	$22,414	$29,180	$20,950
12/2024	$21,567	$28,485	$20,389
01/2025	$22,403	$29,278	$20,974

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	18.15%	10.26%	10.72%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2055® Index	17.44%	9.98%	9.76%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 22,378,095
Holdings Count | Holding		592
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$22,378,095
# of Portfolio Holdings (including overnight repurchase agreements)	592
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.3%
Short-Term Investments	3.9%
Exchange-Traded Funds	8.9%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.0%
Banks	3.1%
Semiconductors & Semiconductor Equipment	3.4%
Capital Markets	3.5%
Software	4.2%
Affiliated Mutual Funds	10.8%
Mutual Funds	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	91.5%
AIA International Developed Markets Equity ESG Segment	8.8%
AIA U.S. Large Cap Core ESG Segment	11.6%
AIA U.S. Large Cap Value ESG Segment	7.5%
AIA U.S. Small/Mid Cap ESG Segment	11.8%
Harris Associates Large Cap Value Segment	14.3%
Loomis Sayles All Cap Growth Segment	14.4%
Mirova International Sustainable Equity Fund	8.9%
WCM Focused Emerging Markets Fund	5.3%
WCM Focused International Growth Fund	8.9%
Fixed Income	6.5%
Loomis Sayles Core Fixed Income Segment	4.6%
Loomis Sayles Inflation Protected Securities Fund	0.4%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2055 Fund from Natixis Sustainable Future 2055 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2055 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2055 Fund from Natixis Sustainable Future 2055 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000179030
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2060 Fund
Class Name		Class N
Trading Symbol		NSFMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2060 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2060® Index
02/2017	$10,000	$10,000	$10,000
03/2017	$10,110	$10,012	$10,096
04/2017	$10,420	$10,114	$10,226
05/2017	$10,670	$10,257	$10,384
06/2017	$10,740	$10,321	$10,458
07/2017	$10,950	$10,533	$10,683
08/2017	$11,030	$10,565	$10,685
09/2017	$11,250	$10,783	$10,930
10/2017	$11,530	$11,035	$11,139
11/2017	$11,790	$11,373	$11,391
12/2017	$11,880	$11,500	$11,528
01/2018	$12,559	$12,158	$12,042
02/2018	$12,073	$11,710	$11,582
03/2018	$11,910	$11,412	$11,423
04/2018	$11,892	$11,456	$11,505
05/2018	$12,045	$11,732	$11,653
06/2018	$12,024	$11,804	$11,626
07/2018	$12,433	$12,244	$11,922
08/2018	$12,597	$12,643	$12,084
09/2018	$12,627	$12,715	$12,088
10/2018	$11,687	$11,846	$11,228
11/2018	$12,014	$12,087	$11,413
12/2018	$11,157	$10,996	$10,611
01/2019	$11,987	$11,877	$11,411
02/2019	$12,321	$12,258	$11,713
03/2019	$12,425	$12,496	$11,823
04/2019	$12,890	$13,002	$12,189
05/2019	$12,061	$12,176	$11,527
06/2019	$12,878	$13,034	$12,221
07/2019	$12,866	$13,221	$12,273
08/2019	$12,516	$13,012	$12,024
09/2019	$12,761	$13,255	$12,276
10/2019	$13,147	$13,543	$12,559
11/2019	$13,590	$14,034	$12,846
12/2019	$14,033	$14,458	$13,235
01/2020	$13,759	$14,452	$13,082
02/2020	$12,811	$13,262	$12,094
03/2020	$11,014	$11,624	$10,475
04/2020	$12,228	$13,114	$11,548
05/2020	$12,899	$13,739	$12,045
06/2020	$13,228	$14,012	$12,353
07/2020	$13,899	$14,802	$12,900
08/2020	$14,608	$15,866	$13,553
09/2020	$14,228	$15,264	$13,170
10/2020	$14,051	$14,858	$12,949
11/2020	$15,684	$16,484	$14,441
12/2020	$16,470	$17,118	$15,087
01/2021	$16,385	$16,945	$15,064
02/2021	$16,948	$17,412	$15,490
03/2021	$17,497	$18,175	$15,933
04/2021	$18,186	$19,145	$16,561
05/2021	$18,530	$19,278	$16,792
06/2021	$18,659	$19,728	$16,909
07/2021	$18,859	$20,197	$17,011
08/2021	$19,375	$20,811	$17,395
09/2021	$18,587	$19,843	$16,769
10/2021	$19,461	$21,234	$17,519
11/2021	$18,788	$21,086	$17,103
12/2021	$19,387	$22,031	$17,810
01/2022	$18,306	$20,891	$16,923
02/2022	$17,827	$20,266	$16,633
03/2022	$17,919	$21,018	$16,915
04/2022	$16,363	$19,186	$15,696
05/2022	$16,426	$19,221	$15,761
06/2022	$15,114	$17,634	$14,465
07/2022	$16,379	$19,260	$15,498
08/2022	$15,746	$18,475	$14,931
09/2022	$14,308	$16,773	$13,584
10/2022	$15,209	$18,131	$14,442
11/2022	$16,490	$19,144	$15,490
12/2022	$15,804	$18,041	$14,959
01/2023	$17,241	$19,175	$15,999
02/2023	$16,740	$18,707	$15,605
03/2023	$17,095	$19,394	$15,925
04/2023	$17,210	$19,697	$16,134
05/2023	$17,097	$19,782	$15,885
06/2023	$18,023	$21,089	$16,741
07/2023	$18,575	$21,767	$17,300
08/2023	$18,023	$21,420	$16,864
09/2023	$17,162	$20,399	$16,177
10/2023	$16,625	$19,970	$15,676
11/2023	$18,202	$21,794	$17,019
12/2023	$19,239	$22,784	$17,911
01/2024	$19,272	$23,167	$17,931
02/2024	$20,123	$24,404	$18,587
03/2024	$20,791	$25,189	$19,138
04/2024	$19,913	$24,160	$18,509
05/2024	$20,577	$25,358	$19,236
06/2024	$20,798	$26,268	$19,511
07/2024	$21,326	$26,588	$19,991
08/2024	$21,785	$27,233	$20,421
09/2024	$22,126	$27,814	$20,852
10/2024	$21,717	$27,562	$20,354
11/2024	$22,772	$29,180	$21,071
12/2024	$21,902	$28,485	$20,497
01/2025	$22,756	$29,278	$21,086

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	18.07%	10.59%	10.93%
S&P 500® Index	26.38%	15.17%	14.46%
S&P Target Date 2060® Index	17.60%	10.02%	9.81%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 18,575,143
Holdings Count | Holding		592
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$18,575,143
# of Portfolio Holdings (including overnight repurchase agreements)	592
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.0%
Short-Term Investments	3.8%
Exchange-Traded Funds	9.0%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.1%
Banks	3.2%
Semiconductors & Semiconductor Equipment	3.4%
Capital Markets	3.5%
Software	4.1%
Affiliated Mutual Funds	10.6%
Mutual Funds	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.5%
AIA International Developed Markets Equity ESG Segment	9.0%
AIA U.S. Large Cap Core ESG Segment	11.7%
AIA U.S. Large Cap Value ESG Segment	7.5%
AIA U.S. Small/Mid Cap ESG Segment	11.9%
Harris Associates Large Cap Value Segment	14.3%
Loomis Sayles All Cap Growth Segment	14.4%
Mirova International Sustainable Equity Fund	9.1%
WCM Focused Emerging Markets Fund	5.5%
WCM Focused International Growth Fund	9.1%
Fixed Income	5.5%
Loomis Sayles Core Fixed Income Segment	4.0%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2060 Fund from Natixis Sustainable Future 2060 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2060 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2060 Fund from Natixis Sustainable Future 2060 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000232882
Shareholder Report [Line Items]
Fund Name		Natixis Target Retirement 2065 Fund
Class Name		Class N
Trading Symbol		NSFOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Target Retirement 2065 Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		800-225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$25	0.23%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Costs do not include the expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a hybrid multi-manager target date fund who has an intentional approach to ESG. Our funds combine a sophisticated through glidepath in order to seek the highest total return consistent with the current asset allocation to each fund. Our goal is to balance three objectives: First is to achieve 85% income replacement at retirement. Second is to achieve income replacement through at least the age of 85. Third is to have an 80% probability or better at having the participant maintain their lifestyle. We look to maximize the benefit of active managers aiming to generate high quality and diversified tracking error to generate returns from security selection. Our fixed income allocation’s objective is to smooth out the volatility of our equity exposures.

Top Contributors to Performance

• The Fund's strategic asset allocation decisions to be overweight in US Equities and US Investment Grade and Underweight International Equity contributed to relative performance.

• Manager Selection within the US Equity, International and Emerging Equity sleeves were additive led by Loomis Sayles All Cap, WCM Focused International Growth and WCM Focused Emerging Markets and our AIA Indices.

Top Detractors from Performance

• The Fund's strategic asset allocation decision to be overweight in International Investment Grade and Underweight TIPS detracted from performance.

• Manager Selection within International Equity and International Investment Grade was a detractor led by Mirova International Sustainable Equity and the Mirova Global Green Bond Fund.

Investment Activity

There were no changes to underlying managers or asset allocation over the past year. The team does not use tactical allocation within the vintages and has strategic asset allocation views that span over a 3–5 year time horizon. All underlying managers are reviewed by our Manager Due Diligence team and meet with our managers on a quarterly basis to review their performance and role within the funds.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	S&P Target Date 2065+® Index
12/2021	$10,205	$10,290	$10,284
01/2022	$9,634	$9,758	$9,776
02/2022	$9,383	$9,466	$9,605
03/2022	$9,433	$9,817	$9,771
04/2022	$8,616	$8,961	$9,065
05/2022	$8,656	$8,977	$9,105
06/2022	$7,954	$8,236	$8,361
07/2022	$8,626	$8,996	$8,957
08/2022	$8,295	$8,629	$8,632
09/2022	$7,522	$7,834	$7,855
10/2022	$8,004	$8,468	$8,349
11/2022	$8,676	$8,942	$8,952
12/2022	$8,302	$8,427	$8,643
01/2023	$9,086	$8,956	$9,242
02/2023	$8,801	$8,738	$9,014
03/2023	$8,994	$9,058	$9,197
04/2023	$9,057	$9,200	$9,315
05/2023	$9,006	$9,240	$9,173
06/2023	$9,484	$9,850	$9,674
07/2023	$9,789	$10,167	$10,001
08/2023	$9,505	$10,005	$9,749
09/2023	$9,036	$9,528	$9,348
10/2023	$8,752	$9,327	$9,061
11/2023	$9,576	$10,179	$9,843
12/2023	$10,134	$10,642	$10,358
01/2024	$10,155	$10,821	$10,375
02/2024	$10,618	$11,398	$10,764
03/2024	$10,958	$11,765	$11,083
04/2024	$10,488	$11,284	$10,717
05/2024	$10,848	$11,844	$11,143
06/2024	$10,962	$12,269	$11,311
07/2024	$11,240	$12,418	$11,583
08/2024	$11,487	$12,720	$11,837
09/2024	$11,662	$12,991	$12,086
10/2024	$11,446	$12,873	$11,801
11/2024	$12,002	$13,629	$12,225
12/2024	$11,548	$13,304	$11,894
01/2025	$11,998	$13,675	$12,240

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 12/15/21
Class N	18.15%	5.99%
S&P 500® Index	26.38%	9.90%
S&P Target Date 2065+® Index	17.99%	6.37%

Performance Inception Date		Dec. 15, 2021
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 4,814,079
Holdings Count | Holding		554
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,814,079
# of Portfolio Holdings (including overnight repurchase agreements)	554
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.5%
Short-Term Investments	4.0%
Exchange-Traded Funds	9.1%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.4%
Interactive Media & Services	3.0%
Banks	3.1%
Semiconductors & Semiconductor Equipment	3.4%
Capital Markets	3.5%
Software	4.2%
Affiliated Mutual Funds	10.7%
Mutual Funds	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.5%
AIA International Developed Markets Equity ESG Segment	9.0%
AIA U.S. Large Cap Core ESG Segment	11.6%
AIA U.S. Large Cap Value ESG Segment	7.4%
AIA U.S. Small/Mid Cap ESG Segment	11.8%
Harris Associates Large Cap Value Segment	14.3%
Loomis Sayles All Cap Growth Segment	14.4%
Mirova International Sustainable Equity Fund	9.2%
WCM Focused Emerging Markets Fund	5.6%
WCM Focused International Growth Fund	9.2%
Fixed Income	5.5%
Loomis Sayles Core Fixed Income Segment	4.0%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change:  The Fund's name was changed to Natixis Target Retirement 2065 Fund from Natixis Sustainable Future 2065 Fund.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

Liquidation:  On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2065 Fund. Liquidation will take place on or about July 29, 2025.

Material Fund Change Name [Text Block]		Name Change: The Fund's name was changed to Natixis Target Retirement 2065 Fund from Natixis Sustainable Future 2065 Fund.
Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		800-225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments